LOAN PAYABLE, RELATED PARTIES	12 Months Ended
Dec. 31, 2022
LOAN PAYABLE, RELATED PARTIES
LOAN PAYABLE, RELATED PARTIES

NOTE 6 - LOAN PAYABLE, RELATED PARTIES

HEP Investments, LLC

During the year ended December 31, 2021, the Company and HEP Investments, LLC (“HEP”, or “HEP Investments”) agreed to exchange the $9,000 in related party debt into an equal investment of $9,000 in the Participation Agreements (see “Note 9 - Deferred R&D Obligations - Participation Agreements”). This agreement eliminated any remaining third-party debt with HEP Investments. As of December 31, 2021, there were no Loans Payable to related parties.